Premises and Equipment - Narrative (Details)		12 Months Ended
	Nov. 12, 2021 USD ($)	Dec. 31, 2022 USD ($) property	Dec. 31, 2021 USD ($) branch property	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation		$ 10,700,000	$ 11,600,000	$ 12,700,000
Number of properties sold | property		5	3
Number of branch locations transferred to held for sale | branch			5
Proceeds from sale of bank premises and equipment		$ 17,313,000	$ 21,981,000	0
Gain (loss) on disposition of property plant equipment		1,412,000	(4,715,000)	$ (73,000)
Premises transferred to held for sale			37,600,000
Gain (loss) on properties transferred to held for sale			$ 1,200,000
Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Property, Plant and Equipment [Line Items]
Number of properties sold | property			1
Gain (loss) on disposition of property plant equipment		$ 1,400,000	$ 0
Century Bancorp, Inc.
Property, Plant and Equipment [Line Items]
Number of properties sold | property			2
Number of branch locations transferred to held for sale | branch			4
Gain (loss) on disposition of property plant equipment	$ 0